Acquisition of subsidiary	12 Months Ended
Dec. 31, 2018
Acquisition of subsidiary [Abstract]
Acquisition of subsidiary
58.	Acquisition of subsidiary

(a)	General information

On September 12, 2018, the Group acquires 75% of the shares of PT ARCHIPELAGO ASSET MANAGEMENT in Indonesia and acquired control, and changed its name to PT Shinhan Asset Management Indonesia. The Group acquired a subsidiary in Indonesia to pursue new market penetration through its asset management business.

(b)	Identifiable net assets

The assets and liabilities of PT Shinhan Asset Management Indonesia recognized at the acquisition date are as follows.

Classification		Amounts
Asset	Cash and cash equivalent assets	~~W~~	18
	Financial assets measured at FVTPL		3,012
	PP&E		20
	Deferred tax assets		20
	Other assets		17

	Total		3,087

Liabilities	Income tax payable		7
	Other liabilities		75

	Total		82

Identifiable net assets at fair value		~~W~~	3,005

(c)	Goodwill

Goodwill recognized as a result of business combination is as follows.

Classification	Amounts
Previous transfer price	~~W~~	4,476
Identifiable net assets at fair value		(3,005)
Non-controlling interest		787

Goodwill	~~W~~	2,258

(d)

In connection with the business combination, the Group incurred a charge of KRW 192 million, including legal fees and due diligence fees, which were recognized as commissions in the consolidated statement of comprehensive income.